Expense Example, No Redemption (Vanguard Convertible Securities Fund Retail)	Vanguard Convertible Securities Fund Vanguard Convertible Securities Fund - Investor Shares 12/1/2013 - 11/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518